Performance Management - PlanRock Alternative Growth ETF	Jan. 28, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.PlanRockFunds.com or by calling 800-677-6025.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance.
Bar Chart [Heading]	Performance Bar Chart For Calendar Year Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	9/30/2025	11.03%
Worst Quarter:	3/31/2025	(5.34)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	11.03%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(5.34%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance [Table]
	One Year	Since Inception (12/18/23)
Return before taxes	13.92%	11.20%
Return after taxes on distributions	13.87%	11.05%
Return after taxes on distributions and sale of Fund shares	8.27%	8.63
MSCI AC World Index (Net)(1)	22.34%	20.33%

(1)	The MSCI AC World Index (Net) is a stock index designed to track broad global equity-market performance. Maintained by Morgan Stanley Capital International (MSCI), the index comprises the stocks of nearly 3,000 companies from 23 developed countries and 24 emerging markets. Investors cannot invest directly in an index.

Performance Availability Website Address [Text]	www.PlanRockFunds.com
Performance Availability Phone [Text]	800-677-6025